Commitments - Summary of Future Minimum Commitments (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Future Minimum Commitments [Line Items]
Operating commitments	¥ 135	¥ 121
Content royalties	3,152	2,591
Capital commitments	440	605
Investment commitments	331	50
Within one year
Disclosure Of Future Minimum Commitments [Line Items]
Operating commitments	131	118
Content royalties	2,512	2,288
Capital commitments	366	392
Investment commitments	331	50
Later than one year but not later than five years
Disclosure Of Future Minimum Commitments [Line Items]
Operating commitments	4	3
Content royalties	640	303
Capital commitments	74	213
Investment commitments	¥ 0	¥ 0